CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,801,874	3,801,874
Common stock, shares outstanding	3,801,874	3,801,874
Treasury shares	5,049	5,049